Note 5 - Notes Payable	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
5
- Notes Payable

Effective
November
25,
2016,
Investors Heritage Capital renewed a line of credit agreement designated for the purpose of funding the purchase of agent debit balance receivables from Investors Heritage Life. These agent debit balance receivables may
be purchased by Investors Heritage Capital at a discount with servicing retained by Investors Heritage Life. Borrowings under the line of credit are collateralized by the agent debit balances. The renewal reduces the line of credit to
$1,000,000
with a new maturity date of
November
25,
2018.
This line of credit requires interest to be paid monthly at the prime rate, with a floor of
3.50%.
We have not yet borrowed any amounts under this line of credit.

During the
first
quarter of
2015,
the Company renewed the Investors Heritage Capital Corporation operating line of credit and the At Need Funding line of credit. The Investors Heritage Capital Corporation line of credit is for
$150,000
with a maturity date of
March
24,
2017.
Interest is paid on this note monthly at the prime rate, with a floor of
3.25%.
The At Need Funding line of credit is for
$1,500,000
with a maturity date of
March
24,
2017.
Interest is paid on this note monthly at the prime rate, which is currently
3.75%.
This line of credit is used for the purpose of funding at-need funerals secured by the assignment of verified, incontestable life insurance policies.

On
November
5,
2012,
the Company entered into a loan agreement to borrow
$2,000,000
in order to fund a credit agreement to Puritan Financial Companies, Inc. On
November
25,
2014,
this note was amended to extend the maturity date to
November
25,
2019
to correlate with an amendment to the Puritan promissory note and marketing agreement, as discussed further below. The amended loan agreement calls for interest to be paid quarterly at a rate of
0.25%
under the prime rate. The note requires monthly principal payments of at least
$15,000
beginning
December
5,
2014
with a balloon payment upon maturity. There is no penalty for prepayment. This note is collateralized with
55,000
shares of Investors Heritage Life Insurance Company common stock.

The borrowed funds were utilized to fund a credit agreement to Puritan Financial Companies, Inc. for
$2,000,000,
with interest at a rate of
1.75%
above the prime rate. The promissory note and the marketing agreement with Puritan Financial Group were amended on
August
28,
2014
to extend the maturity date to
August
28,
2019.
These amendments allow the Company to withhold
15%
of Puritan Financial’s earned commissions on certain products to pay down the note. Additionally, the amended note calls for quarterly payments of principal and interest and requires Puritan Financial to pay at least
$400,000
annually toward the outstanding balance of the note from
2015
until the balance is paid in full. Any unpaid principal balance together with all accrued interest shall be due and payable with a balloon payment upon maturity. Under this credit agreement, Puritan Financial Companies, Inc. and its wholly-owned subsidiary Puritan Financial Group have committed to an increased level of new business production on behalf of the Company. Additionally, Puritan Financial Companies, Inc. has issued warrants for
2,000,000
shares of common stock to the Company in exchange for this funding. This note is further collateralized by all the stock and other assets of Puritan Financial Companies, Inc. and each of its affiliated companies. The outstanding balance on this note receivable, which is included within other invested assets on the balance sheet, was
$893,915
and
$1,450,830
at
December
31,
2016
and
2015,
respectively.

Information relative to the Company’s outstanding notes payable is as follows:

December 31, 2016	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
At Need Funding line of credit	$133,878	3.75%	3/24/2017	$7,343	$6,734
Bank note	837,973	3.50%	11/25/2019	44,101	48,961

December 31, 2015	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
At Need Funding line of credit	$59,484	3.50%	3/24/2017	$19,301	$20,002
Bank note	1,373,964	3.25%	11/25/2019	32,186	35,194

We assess our compliance with prescribed debt covenant requirements as outlined in the terms of each debt agreement at least annually, if not otherwise required in the debt agreement. Management has assessed our position as of
December
31,
2016,
and we are in compliance with all debt covenant requirements.